UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Jul. 31, 2023	$ 8		$ 590	$ 0	$ 4,982	$ (276,521)	$ (7,691)	$ (278,632)
Beginning balance, shares at Jul. 31, 2023	80,000		5,903,481
Net income						(15,784)	9,672	(6,112)
Ending balance, value at Oct. 31, 2023	$ 8		$ 590	0	4,982	(292,305)	1,981	(284,744)
Ending balance, shares at Oct. 31, 2023	80,000		5,903,481
Beginning balance, value at Jul. 31, 2023	$ 8		$ 590	0	4,982	(276,521)	(7,691)	(278,632)
Beginning balance, shares at Jul. 31, 2023	80,000		5,903,481
Net income								94,602
Ending balance, value at Jan. 31, 2024	$ 0		$ 1,478	0	882,424	(211,172)	21,562	694,292
Ending balance, shares at Jan. 31, 2024	0		14,781,803
Beginning balance, value at Oct. 31, 2023	$ 8		$ 590	0	4,982	(292,305)	1,981	(284,744)
Beginning balance, shares at Oct. 31, 2023	80,000		5,903,481
Conversion of liabilities to common stock			$ 44		445,065			445,109
Conversion of liabilities to common stock, shares			445,109
Conversion of preferred stock to common stock	(8)		$ 800		(792)
Net income						81,133	19,581	100,714
Private offering, shares			433,213
Conversion of preferred stock to common stock, shares	(80,000)		8,000,000
Ending balance, value at Jan. 31, 2024	$ 0		$ 1,478	0	882,424	(211,172)	21,562	694,292
Private offering			$ 44		433,169			433,213
Ending balance, shares at Jan. 31, 2024	0		14,781,803
Beginning balance, value at Jul. 31, 2024	$ 0	$ 8	$ 1,478	0	962,416	(222,071)	48,179	790,010
Beginning balance, shares at Jul. 31, 2024	0	80,000	14,781,803
Net income						(93,056)	1,108	(91,948)
Ending balance, value at Oct. 31, 2024	$ 0	$ 8	$ 1,478	0	962,416	(315,127)	49,287	698,062
Ending balance, shares at Oct. 31, 2024	0	80,000	14,781,803
Beginning balance, value at Jul. 31, 2024	$ 0	$ 8	$ 1,478	0	962,416	(222,071)	48,179	790,010
Beginning balance, shares at Jul. 31, 2024	0	80,000	14,781,803
Net income								(202,919)
Ending balance, value at Jan. 31, 2025	$ 0	$ 8	$ 1,478	0	962,416	(428,478)	51,667	587,091
Ending balance, shares at Jan. 31, 2025	0	80,000	14,781,803
Beginning balance, value at Oct. 31, 2024	$ 0	$ 8	$ 1,478	0	962,416	(315,127)	49,287	698,062
Beginning balance, shares at Oct. 31, 2024	0	80,000	14,781,803
Net income						(113,351)	2,380	(110,971)
Ending balance, value at Jan. 31, 2025	$ 0	$ 8	$ 1,478	$ 0	$ 962,416	$ (428,478)	$ 51,667	$ 587,091
Ending balance, shares at Jan. 31, 2025	0	80,000	14,781,803